Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 21: COMMITMENTS AND CONTINGENCIES

On December 15, 2022, INX entered into a shareholders’ and joint venture agreement with SICPA SA, a company organized under the laws of Switzerland, Mr. Yosef Meir Cohen and Mr. Hagai Itkin (“SICPA Agreement”), whereby parties to the agreement have agreed to joint their expertise and collaborate to develop central bank digital currency solutions with the utilization of blockchain technology. Subsequently, for the purpose of executing joint objectives under the SICPA Agreement, the parties agreed to form SICPA INX SA (“SICPA INX”), an entity organized under the laws of Switzerland. All parties to the agreement are to become shareholders of SICPA INX, with INX’s share of the issued and outstanding share capital to be 33 percent. Also, under the SICPA Agreement, INX is entitled to introduce a new partner within the first year from the date of the agreement, which, if approved by the majority shareholder, would be entitled to receive a maximum number of shares constituting 16.5 percent of the issued and outstanding share capital of SICPA INX, which shall be reduced from INX’s initial allocation of shares. In relation to the SICPA Agreement, INX also intends to enter into a service agreement with SICPA INX to license its technology and provide technology support and management services for a period of one year in return for compensation.